CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Revenue (note 16)	$ 198,653	$ 59,434
Cost of sales	191,808	51,249
Mine operating earnings	6,845	8,185
General and administrative expenses	17,557	6,389
Exploration and evaluation expenses (note 24)	12,741	9,984
Non-cash change in reclamation and remediation provision	9,752	(214)
Exploration, evaluation, and development expenses	24,026	11,708
Impairment of goodwill (note 5)	38,682
Business acquisition costs (note 5)	2,923	1,345
Care and maintenance costs (note 24)	795
Finance and other income (expense)
Interest income	726	1,518
Finance costs	(5,752)	(20)
Accretion expense	(3,404)	(897)
Foreign exchange gain (loss)	(1,499)	1,067
Other income (expense)	(3,211)	178
Total Finance and other (expense) income	(13,140)	1,846
Loss before income taxes	(90,278)	(9,411)
Income tax expense (note 17)	744	652
Net loss for the year	$ (91,022)	$ (10,063)
Earnings per share
Loss per share - basic and diluted	$ (0.33)	$ (0.06)
General and administrative expenses [Member]
IFRS Statement [Line Items]
Administrative expenses	$ 15,721	$ 5,338
Amortization and depletion	514	111
Share-based compensation	1,322	940
Exploration, evaluation and development expenses [Member]
IFRS Statement [Line Items]
Exploration and evaluation expenses (note 24)	12,741	9,984
Mine development costs	1,487	1,930
Non-cash change in reclamation and remediation provision	9,752	(214)
Share-based compensation	46	8
Cost Of Sale [Member]
IFRS Statement [Line Items]
Production costs	156,779	47,414
Amortization and depletion	34,671	3,462
Share-based compensation	$ 358	$ 373